Anticipated Benefit Payments to Participants from Cash Balance Plan in Future Years (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
2012
2013	0.1
2014	0.2
2015	0.3
2016	0.4
2017-2021	$ 3.8